Intangible Assets, Net - Schedule of Estimated Amortization Expense for Intangible Assets (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Estimated Amortization Expense for Intangible Assets [Abstract]
2027	$ 1,058
2026, 2028	1,058	$ 1,025
2027, 2029	1,058	1,025
2028, 2030	1,058	1,025
2029, 2031	1,058	1,025
2030		1,025
Thereafter	840	1,322
Total:	$ 6,130	$ 6,447